Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000146393 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Institutional Class
Trading Symbol	ROBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$69	1.35%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 222,846,074
Holdings Count | Holding	37
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,846,074
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146392 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Class C
Trading Symbol	ROBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$119	2.35%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%	[2]
Net Assets	$ 222,846,074
Holdings Count | Holding	37
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,846,074
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146391 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Class A
Trading Symbol	ROBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$81	1.60%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[3]
Net Assets	$ 222,846,074
Holdings Count | Holding	37
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,846,074
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164392 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Class A
Trading Symbol	RBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$79	1.61%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.61%	[4]
Net Assets	$ 10,666,704
Holdings Count | Holding	39
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,666,704
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164393 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Class C
Trading Symbol	RBNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$116	2.36%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.36%	[5]
Net Assets	$ 10,666,704
Holdings Count | Holding	39
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,666,704
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164394 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Institutional Class
Trading Symbol	RBNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$67	1.36%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[6]
Net Assets	$ 10,666,704
Holdings Count | Holding	39
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,666,704
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.